Convertible debentures - Schedule of convertible debentures (Details) - USD ($)	Dec. 31, 2025	Nov. 30, 2025	Sep. 30, 2025	Jul. 07, 2025	May 23, 2025	May 05, 2025	Apr. 15, 2025	Mar. 28, 2025	Mar. 25, 2025	Mar. 06, 2025	Feb. 26, 2025	Feb. 07, 2025	Jan. 20, 2025	Dec. 31, 2024
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	$ 457,177							$ 1,683,352	$ 69,890				$ 1,032,744	$ 702,700
Value of conversion option								(1,954,755)	(30,000)	$ 30,000			(599,770)	(320,000)
Value of warrants								(1,218,875)	(38,702)				(405,656)	(245,147)
Loss on issuance of convertible								1,490,278
Initial recognition of debt	457,177							$ 0	1,188				$ 27,318	137,553
Accretion expense	15,320				$ 2,630	$ 7,426					$ 7,519	$ 14,186		14,560
Balance	472,497
Balance	0					78,460			0			13,659		$ 152,113
Conversion balance					81,090	$ 159,539					21,178	41,504
Amount converted	(81,090)				$ (81,079)				$ (1,188)		$ (21,178)	$ (27,845)
Unsecured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	334,955
Initial recognition of debt	334,955
Accretion expense	14,833
Balance	349,788
Secured [Member]
Convertible debentures - Schedule of convertible debentures (Details) [Line Items]
Proceeds	122,222
Initial recognition of debt	122,222
Accretion expense	487
Balance	$ 122,709